COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
August 2019 [Member]
Statements [Line Items]
Minimum operating lease payments recognised as expense	$ 21,419
October 2022 [Member]
Statements [Line Items]
Minimum operating lease payments recognised as expense	$ 25,404